Issued share capital and other reserves - Additional Information (Details)			12 Months Ended			28 Months Ended
	Aug. 23, 2021 EUR (€) shares	Aug. 23, 2021 $ / shares	Dec. 31, 2023 beneficiary_certificate vote € / shares shares	Dec. 31, 2022 beneficiary_certificate € / shares shares	Dec. 31, 2021 € / shares shares	Dec. 31, 2023 EUR (€) beneficiary_certificate € / shares shares	Aug. 20, 2021 EUR (€) shares	Apr. 21, 2021 EUR (€) shares
Disclosure of classes of share capital [line items]
Authorized and subscribed shares (in shares)			403,032,520	403,032,520	403,032,520	403,032,520
Authorized and subscribed shares, par value (euro per share) | € / shares			€ 0.000625	€ 0.000625	€ 0.000625	€ 0.000625
Number of beneficiary certificates authorized | beneficiary_certificate			1,400,000,000			1,400,000,000
Beneficiary certificates, issued (in beneficiary certificate per share) | beneficiary_certificate			10			10
Number of beneficiary certificates held by founders | beneficiary_certificate			343,841,690	349,876,040		343,841,690
Number of vote each beneficiary certificate entitles | vote			1
Amount authorized for share repurchase program | €							€ 1,000,000,000	€ 510,000,000
Number of shares authorized for share repurchase program (in shares)							10,000,000	4,366,427
Number of shares repurchased in period (in shares)						469,274
Payment for repurchase of stock | €						€ 91,000,000
Number of ordinary shares repurchased			4,450,000	1,209,040
Number of treasury shares reissued (in shares)			3,815,301	1,106,597
Number of ordinary shares held as treasury shares (in shares)			4,200,241	3,565,542		4,200,241
Employee and Member of Management of Group
Disclosure of classes of share capital [line items]
Proceeds from warrants issued | €	€ 31,000,000
Number of ordinary shares that can be acquired from warrants issued (in shares)	800,000
Exercise price of each warrant (in dollars per share) | $ / shares		$ 281.63
Exercise price of each warrant to fair market value of ordinary shares on date of issuance	130.00%
Minimum
Disclosure of classes of share capital [line items]
Issuance ratio (in beneficiary certificate per share)			1			1
Maximum
Disclosure of classes of share capital [line items]
Issuance ratio (in beneficiary certificate per share)			20			20
Number of ordinary shares outstanding
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares)			201,343,630	196,858,811	195,614,910	201,343,630
Number of ordinary shares repurchased			4,450,000	1,209,040	2,458,234